UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—January 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate Index Fund Investor Shares - VGSIX

Vanguard Real Estate Index Fund ETF Shares - VNQ

Vanguard Real Estate Index Fund Admiral™ Shares - VGSLX

Vanguard Real Estate Index Fund Institutional Shares - VGSNX

Vanguard Global Capital Cycles Fund Investor Shares - VGPMX

Vanguard Global ESG Select Stock Fund Investor Shares - VEIGX

Vanguard Global ESG Select Stock Fund Admiral™ Shares - VESGX

Vanguard Real Estate Index Fund
Investor Shares (VGSIX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	0.27%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	4.04%	5.03%	5.63%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR123

Vanguard Real Estate Index Fund
ETF Shares (VNQ) NYSE Arca
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.18%	5.17%	5.76%
ETF Shares Market Price	4.24%	5.17%	5.77%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR986

Vanguard Real Estate Index Fund
Admiral™ Shares (VGSLX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	4.19%	5.18%	5.78%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5123

Vanguard Real Estate Index Fund
Institutional Shares (VGSNX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.18%	5.19%	5.80%
Real Estate Spliced Index	4.31%	5.31%	5.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$65,742
Number of Portfolio Holdings	159
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$1,208
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	7.8%
Health Care REITs	13.1%
Industrial REITs	9.8%
Multi-Family Residential REITs	6.3%
Other Specialized REITs	5.4%
Real Estate Services	7.2%
Retail REITs	12.0%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.1%
Telecom Tower REITs	8.0%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	8.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3123

Vanguard Global Capital Cycles Fund
Investor Shares (VGPMX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$58	0.42%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund significantly outperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  By region, North America, Europe, the Pacific region, and emerging markets added to the Fund’s performance. The Middle East, whose stocks make up a tiny portion of the Fund, was the only region that detracted.
  Nine of the Fund’s 11 industry sectors outperformed those of its benchmark on a relative basis. Information technology led gains through strong stock selection and favorable allocation, while materials and financials also added meaningfully through selection and underweight positions. Selection in energy, as well as an overweight allocation to consumer staples, detracted the most from relative performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	75.37%	22.14%	16.40%
Spliced Global Capital Cycles Index	40.10%	13.43%	16.69%
MSCI All Country World Index	21.87%	11.95%	12.75%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$3,586
Number of Portfolio Holdings	85
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$3,978
Portfolio Composition % of Net Assets (as of January 31, 2026)
Africa	2.5%
Asia	13.8%
Europe	35.6%
North America	35.5%
Oceania	1.7%
South America	5.5%
Other Assets and Liabilities—Net	5.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR53

Vanguard Global ESG Select Stock Fund
Investor Shares (VEIGX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$57	0.54%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of 11 industry sectors detracted from relative performance. Industrials and information technology hurt results most, primarily because of stock selection, while materials and health care also weighed heavily. Selection in financials and utilities contributed positively.
  Regionally, North America and Europe detracted the most from relative performance, while emerging markets made the strongest positive contribution.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 5, 2019, Through January 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/5/2019)
Investor Shares	12.25%	11.70%	13.55%
FTSE All-World Index	22.60%	12.33%	13.77%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$1,518
Number of Portfolio Holdings	39
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$3,107
Portfolio Composition % of Net Assets (as of January 31, 2026)
Asia	15.5%
Europe	25.5%
North America	57.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2247

Vanguard Global ESG Select Stock Fund
Admiral™ Shares (VESGX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$47	0.44%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of 11 industry sectors detracted from relative performance. Industrials and information technology hurt results most, primarily because of stock selection, while materials and health care also weighed heavily. Selection in financials and utilities contributed positively.
  Regionally, North America and Europe detracted the most from relative performance, while emerging markets made the strongest positive contribution.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 5, 2019, Through January 31, 2026
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/5/2019)
Admiral Shares	12.37%	11.81%	13.66%
FTSE All-World Index	22.60%	12.33%	13.77%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$1,518
Number of Portfolio Holdings	39
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$3,107
Portfolio Composition % of Net Assets (as of January 31, 2026)
Asia	15.5%
Europe	25.5%
North America	57.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR547

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended January 31, 2026	Fiscal Year Ended January 31, 2025
(a) Audit Fees.	$232,000	$231,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$232,000	$231,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended January 31, 2026	Fiscal Year Ended January 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,960,022	$3,664,500
Tax Fees.	$1,772,928	$1,898,992
All Other Fees.	$25,000	$25,000
Total.	$5,757,950	$5,588,492

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended January 31, 2026
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	17
Report of Independent Registered Public Accounting Firm	29
Tax information	30

Real Estate Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.0%)
Data Center REITs (7.8%)
	Equinix Inc.	3,651,762	2,997,841
	Digital Realty Trust Inc.	12,726,194	2,111,912
			5,109,753
Diversified REITs (1.7%)
	WP Carey Inc.	8,171,683	569,975
	Essential Properties Realty Trust Inc.	7,392,423	224,434
	Broadstone Net Lease Inc.	7,056,295	130,612
	Global Net Lease Inc.	7,424,242	70,233
	Alexander & Baldwin Inc.	2,715,362	56,317
	American Assets Trust Inc.	1,825,952	32,977
	CTO Realty Growth Inc.	1,226,341	21,792
	Armada Hoffler Properties Inc.	2,997,626	20,893
	Gladstone Commercial Corp.	1,741,595	20,290
			1,147,523
Health Care REITs (13.1%)
	Welltower Inc.	24,695,002	4,651,551
	Ventas Inc.	16,958,404	1,317,159
	Omega Healthcare Investors Inc.	11,007,991	483,031
	Healthpeak Properties Inc.	25,932,191	447,071
	Alexandria Real Estate Equities Inc.	5,809,455	317,429
	CareTrust REIT Inc.	8,333,014	311,155
	American Healthcare REIT Inc.	6,290,781	295,100
	Healthcare Realty Trust Inc. Class A	12,463,149	209,256
	Sabra Health Care REIT Inc.	8,946,602	167,570
	National Health Investors Inc.	1,771,007	145,435
[1]	Medical Properties Trust Inc.	15,253,710	76,574
	LTC Properties Inc.	1,720,038	62,730
	Sila Realty Trust Inc.	2,057,022	50,088
	Diversified Healthcare Trust	6,307,933	36,649
	Universal Health Realty Income Trust	491,810	19,540
	Community Healthcare Trust Inc.	1,059,811	18,313
	Global Medical REIT Inc.	473,993	16,372
			8,625,023
Hotel & Resort REITs (1.8%)
	Host Hotels & Resorts Inc.	25,655,956	475,405
	Ryman Hospitality Properties Inc.	2,232,822	211,448
	Apple Hospitality REIT Inc.	8,399,518	97,770
	Park Hotels & Resorts Inc.	7,459,605	81,533
	DiamondRock Hospitality Co.	7,649,494	70,222
	Sunstone Hotel Investors Inc.	6,733,055	59,049
	Xenia Hotels & Resorts Inc.	3,573,815	52,714
	Pebblebrook Hotel Trust	4,422,765	50,508
	RLJ Lodging Trust	5,074,940	37,707
	Summit Hotel Properties Inc.	4,058,967	17,941
	Chatham Lodging Trust	1,740,788	12,377
	Service Properties Trust	5,900,454	11,742
			1,178,416
Industrial REITs (9.8%)
	Prologis Inc.	34,652,779	4,524,267
	EastGroup Properties Inc.	1,990,337	361,525
	Rexford Industrial Realty Inc.	8,831,590	357,944
	First Industrial Realty Trust Inc.	4,940,527	286,699
	STAG Industrial Inc.	6,965,423	261,273
	Terreno Realty Corp.	3,853,966	237,173
	Americold Realty Trust Inc.	10,625,075	131,857
	LXP Industrial Trust	2,207,771	109,395
	Lineage Inc.	2,560,729	91,444
	Innovative Industrial Properties Inc.	1,044,810	50,485

Real Estate Index Fund
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	602,767	12,990
			6,425,052
Multi-Family Residential REITs (6.3%)
	AvalonBay Communities Inc.	5,313,104	943,979
	Equity Residential	13,538,230	843,703
	Essex Property Trust Inc.	2,403,282	605,315
	Mid-America Apartment Communities Inc.	4,368,591	586,702
	UDR Inc.	11,746,463	436,381
	Camden Property Trust	3,987,328	434,818
	Independence Realty Trust Inc.	8,724,450	145,698
	Veris Residential Inc.	3,135,573	47,629
	Centerspace	625,270	40,186
	Apartment Investment & Management Co. Class A	5,048,469	29,685
	NexPoint Residential Trust Inc.	805,552	24,344
			4,138,440
Office REITs (2.3%)
	BXP Inc.	5,539,694	358,252
	Vornado Realty Trust	6,090,229	194,157
	Cousins Properties Inc.	6,269,352	158,238
	Kilroy Realty Corp.	4,193,024	144,575
	COPT Defense Properties	4,212,843	129,798
	SL Green Realty Corp.	2,649,690	118,653
	Highwoods Properties Inc.	4,032,130	104,231
	Douglas Emmett Inc.	6,250,022	66,000
	Piedmont Realty Trust Inc.	4,645,007	39,111
	JBG SMITH Properties	2,302,810	38,779
	Easterly Government Properties Inc. Class A	1,608,209	37,616
	Empire State Realty Trust Inc. Class A	5,349,679	35,468
	Peakstone Realty Trust	1,371,348	21,420
	Brandywine Realty Trust	6,464,879	18,296
*	Hudson Pacific Properties Inc.	2,026,337	17,467
	NET Lease Office Properties	523,654	10,217
*,2	New York REIT Liquidating LLC	1,208	3
			1,492,281
Other (14.5%)[3]
[4,5]	Vanguard Real Estate II Index Fund	436,700,972	9,546,283
Other Specialized REITs (5.4%)
	VICI Properties Inc. Class A	37,152,416	1,043,240
	Iron Mountain Inc.	11,020,842	1,015,350
	Gaming & Leisure Properties Inc.	10,560,803	472,596
	Lamar Advertising Co. Class A	3,204,005	411,106
	EPR Properties	2,839,601	154,020
	Millrose Properties Inc.	4,601,808	137,134
	Outfront Media Inc.	5,614,555	136,546
	Four Corners Property Trust Inc.	3,896,234	96,042
	Safehold Inc.	1,742,587	24,588
	Farmland Partners Inc.	1,564,428	18,163
	Gladstone Land Corp.	1,279,074	14,261
			3,523,046
Retail REITs (12.0%)
	Simon Property Group Inc.	12,182,677	2,330,668
	Realty Income Corp.	33,847,065	2,070,086
	Kimco Realty Corp.	25,270,260	532,697
	Regency Centers Corp.	6,436,158	469,003
	Federal Realty Investment Trust	3,057,527	309,299
	Brixmor Property Group Inc.	11,423,776	306,043
	Agree Realty Corp.	4,128,944	298,234
	NNN REIT Inc.	7,043,635	293,508
	Kite Realty Group Trust	8,203,974	192,711
	Macerich Co.	9,429,146	178,494
	Phillips Edison & Co. Inc.	4,686,718	169,800
	Tanger Inc.	4,222,452	138,159
	Acadia Realty Trust	4,887,962	97,808
	Urban Edge Properties	4,693,742	91,199
	Curbline Properties Corp.	3,533,519	85,688
	InvenTrust Properties Corp.	2,897,543	85,159
	Getty Realty Corp.	2,007,723	59,951

Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	NETSTREIT Corp.	3,117,204	58,728
	Whitestone REIT	1,711,655	24,374
	Alexander's Inc.	85,941	21,047
	CBL & Associates Properties Inc.	578,308	20,703
	Saul Centers Inc.	499,650	15,854
	SITE Centers Corp.	1,853,569	11,344
			7,860,557
Self-Storage REITs (4.8%)
	Public Storage	5,892,276	1,627,388
	Extra Space Storage Inc.	7,920,208	1,092,751
	CubeSmart	8,367,719	314,040
	National Storage Affiliates Trust	2,721,281	86,564
	Smartstop Self Storage REIT Inc.	1,158,737	36,431
			3,157,174
Single-Family Residential REITs (3.1%)
	Sun Communities Inc.	4,670,184	595,121
	Invitation Homes Inc.	21,730,888	580,867
	Equity LifeStyle Properties Inc.	6,870,005	433,978
	American Homes 4 Rent Class A	12,435,906	389,493
	UMH Properties Inc.	3,007,524	47,008
			2,046,467
Telecom Tower REITs (8.0%)
	American Tower Corp.	17,472,540	3,132,477
	Crown Castle Inc.	16,249,352	1,410,606
	SBA Communications Corp.	4,006,767	737,686
			5,280,769
Timber REITs (1.4%)
	Weyerhaeuser Co.	26,923,064	694,077
	Rayonier Inc.	5,707,848	129,796
	PotlatchDeltic Corp.	2,741,683	114,410
			938,283
Total Equity Real Estate Investment Trusts (REITs) (Cost $57,527,028)			60,469,067
Real Estate Management & Development (7.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,404,559	92,968
*	Tejon Ranch Co.	750,306	12,072
	RMR Group Inc. Class A	589,562	8,932
			113,972
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,219,483	99,583
*	Forestar Group Inc.	760,463	19,787
			119,370
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	709,224	40,752
	Kennedy-Wilson Holdings Inc.	4,118,687	40,569
*	Seritage Growth Properties Class A	1,376,364	4,542
			85,863
Real Estate Services (7.2%)
*	CBRE Group Inc. Class A	11,102,994	1,891,173
*	CoStar Group Inc.	15,733,267	967,596
*	Jones Lang LaSalle Inc.	1,767,976	632,776
*	Zillow Group Inc. Class C	6,235,473	393,022
*	Compass Inc. Class A	23,789,226	297,841
*	Opendoor Technologies Inc.	33,793,916	174,039
*	Cushman & Wakefield Ltd.	8,637,532	142,001
*	Zillow Group Inc. Class A	1,785,473	111,128
	Newmark Group Inc. Class A	5,509,060	98,226
[1]	eXp World Holdings Inc.	2,954,714	26,711
	Marcus & Millichap Inc.	946,805	25,753
			4,760,266
Total Real Estate Management & Development (Cost $4,333,405)			5,079,471

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[6,7] Vanguard Market Liquidity Fund, 3.704% (Cost $221,804)	2,218,376	221,837
Total Investments (100.0%) (Cost $62,082,237)		65,770,375
Other Assets and Liabilities—Net (0.0%)		(28,503)
Net Assets (100%)		65,741,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $76,781.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $87,582 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BXP Inc.	8/31/2026	BANA	4,858	(3.640)	43	—
CoStar Group Inc.	8/31/2026	BANA	4,936	(3.640)	—	(325)
CubeSmart	2/1/2027	GSI	5,480	(3.630)	—	(233)
eXp World Holdings Inc.	2/1/2027	GSI	5,262	(3.630)	—	(144)
Lamar Advertising Co. Class A	2/1/2027	GSI	4,648	(3.630)	—	(163)
Medical Properties Trust Inc.	2/1/2027	GSI	19,660	(3.630)	—	(561)
Realty Income Corp.	8/31/2026	BANA	16,308	(3.640)	273	—
VICI Properties Inc. Class A	8/31/2026	BANA	75,248	(4.340)	—	(1,162)
Welltower Inc.	8/31/2026	BANA	48,111	(3.640)	1,225	—
					1,541	(2,588)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $53,722,869)	56,002,255
Affiliated Issuers (Cost $221,804)	221,837
Vanguard Real Estate II Index Fund (Cost $8,137,564)	9,546,283
Total Investments in Securities	65,770,375
Investment in Vanguard	1,286
Cash	2,897
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,930
Receivables for Accrued Income	57,881
Receivables for Capital Shares Issued	27,307
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,541
Total Assets	65,863,217
Liabilities
Payables for Investment Securities Purchased	11,034
Collateral for Securities on Loan	87,582
Payables for Capital Shares Redeemed	16,908
Payables to Vanguard	3,233
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,588
Total Liabilities	121,345
Net Assets	65,741,872
1 Includes $76,781 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	67,906,043
Total Distributable Earnings (Loss)	(2,164,171)
Net Assets	65,741,872

Investor Shares—Net Assets
Applicable to 2,106,336 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,572
Net Asset Value Per Share—Investor Shares	$30.18

ETF Shares—Net Assets
Applicable to 384,622,535 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,927,930
Net Asset Value Per Share—ETF Shares	$90.81

Admiral™ Shares—Net Assets
Applicable to 158,233,283 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,365,196
Net Asset Value Per Share—Admiral Shares	$128.70

Institutional Shares—Net Assets
Applicable to 521,346,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,385,174
Net Asset Value Per Share—Institutional Shares	$19.92
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	1,647,078
Dividends—Vanguard Real Estate II Index Fund	260,119
Interest—Unaffiliated Issuers	171
Interest—Affiliated Issuers	5,907
Securities Lending—Net	2,467
Total Income	1,915,742
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,208
Management and Administrative—Investor Shares	179
Management and Administrative—ETF Shares	35,319
Management and Administrative—Admiral Shares	21,611
Management and Administrative—Institutional Shares	8,791
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	1,422
Marketing and Distribution—Admiral Shares	979
Marketing and Distribution—Institutional Shares	339
Custodian Fees	78
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	1,623
Shareholders’ Reports and Proxy Fees—Admiral Shares	359
Shareholders’ Reports and Proxy Fees—Institutional Shares	306
Trustees’ Fees and Expenses	38
Other Expenses	63
Total Expenses	72,359
Net Investment Income	1,843,383
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	251,490
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	453,464
Investment Securities Sold—Affiliated Issuers	34
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	45,402
Realized Net Gain (Loss)	750,390
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(107,672)
Investment Securities—Affiliated Issuers	5
Investment Securities—Vanguard Real Estate II Index Fund	126,299
Swap Contracts	(5,752)
Change in Unrealized Appreciation (Depreciation)	12,880
Net Increase (Decrease) in Net Assets Resulting from Operations	2,606,653
1	Includes $1,590,580 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,843,383	1,819,064
Realized Net Gain (Loss)	750,390	931,611
Change in Unrealized Appreciation (Depreciation)	12,880	4,771,314
Net Increase (Decrease) in Net Assets Resulting from Operations	2,606,653	7,521,989
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(2,015)	(2,305)
ETF Shares	(994,642)	(1,010,254)
Admiral Shares	(588,176)	(601,430)
Institutional Shares	(295,796)	(303,772)
Return of Capital
Investor Shares	(687)	(723)
ETF Shares	(322,800)	(317,245)
Admiral Shares	(192,134)	(188,864)
Institutional Shares	(95,970)	(95,392)
Total Distributions	(2,492,220)	(2,519,985)
Capital Share Transactions
Investor Shares	(15,896)	(13,347)
ETF Shares	(239,183)	217,195
Admiral Shares	(195,796)	(947,161)
Institutional Shares	232,526	(621,858)
Net Increase (Decrease) from Capital Share Transactions	(218,349)	(1,365,171)
Total Increase (Decrease)	(103,916)	3,636,833
Net Assets
Beginning of Period	65,845,788	62,208,955
End of Period	65,741,872	65,845,788
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$30.11	$27.89	$30.26	$35.37	$28.23
Investment Operations
Net Investment Income[1]	.813	.774	.787	.684	.602
Net Realized and Unrealized Gain (Loss) on Investments	.368	2.544	(2.036)	(4.766)	7.475
Total from Investment Operations	1.181	3.318	(1.249)	(4.082)	8.077
Distributions
Dividends from Net Investment Income	(.838)	(.836)	(.833)	(.686)	(.620)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.273)	(.262)	(.288)	(.342)	(.317)
Total Distributions	(1.111)	(1.098)	(1.121)	(1.028)	(.937)
Net Asset Value, End of Period	$30.18	$30.11	$27.89	$30.26	$35.37
Total Return[2]	4.04%	12.07%	-3.91%	-11.39%	28.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64	$79	$86	$127	$196
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%[3]	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.72%	2.62%	2.87%	2.18%	1.77%
Portfolio Turnover Rate[5]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$90.61	$83.94	$91.06	$106.44	$84.96
Investment Operations
Net Investment Income[1]	2.567	2.473	2.527	2.240	1.960
Net Realized and Unrealized Gain (Loss) on Investments	1.105	7.631	(6.154)	(14.394)	22.486
Total from Investment Operations	3.672	10.104	(3.627)	(12.154)	24.446
Distributions
Dividends from Net Investment Income	(2.620)	(2.613)	(2.595)	(2.152)	(1.943)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.852)	(.821)	(.898)	(1.074)	(1.023)
Total Distributions	(3.472)	(3.434)	(3.493)	(3.226)	(2.966)
Net Asset Value, End of Period	$90.81	$90.61	$83.94	$91.06	$106.44
Total Return	4.18%	12.22%	-3.81%	-11.25%	28.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,928	$35,127	$32,359	$36,825	$46,673
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[2]	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.85%	2.78%	3.07%	2.38%	1.90%
Portfolio Turnover Rate[4]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$128.41	$118.96	$129.05	$150.85	$120.40
Investment Operations
Net Investment Income[1]	3.630	3.495	3.613	3.201	2.761
Net Realized and Unrealized Gain (Loss) on Investments	1.580	10.820	(8.752)	(20.428)	31.890
Total from Investment Operations	5.210	14.315	(5.139)	(17.227)	34.651
Distributions
Dividends from Net Investment Income	(3.713)	(3.702)	(3.678)	(3.050)	(2.770)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(1.207)	(1.163)	(1.273)	(1.523)	(1.431)
Total Distributions	(4.920)	(4.865)	(4.951)	(4.573)	(4.201)
Net Asset Value, End of Period	$128.70	$128.41	$118.96	$129.05	$150.85
Total Return[2]	4.19%	12.22%	-3.75%	-11.26%	28.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,365	$20,511	$19,879	$22,110	$25,764
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[3]	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.85%	2.77%	3.10%	2.41%	1.90%
Portfolio Turnover Rate[5]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$19.88	$18.41	$19.97	$23.35	$18.64
Investment Operations
Net Investment Income[1]	.566	.542	.565	.500	.432
Net Realized and Unrealized Gain (Loss) on Investments	.240	1.685	(1.355)	(3.168)	4.933
Total from Investment Operations	.806	2.227	(.790)	(2.668)	5.365
Distributions
Dividends from Net Investment Income	(.578)	(.576)	(.572)	(.475)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.188)	(.181)	(.198)	(.237)	(.223)
Total Distributions	(.766)	(.757)	(.770)	(.712)	(.655)
Net Asset Value, End of Period	$19.92	$19.88	$18.41	$19.97	$23.35
Total Return	4.18%	12.28%	-3.73%	-11.27%	28.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,385	$10,128	$9,885	$10,610	$12,089
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[2]	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.87%	2.78%	3.13%	2.43%	1.92%
Portfolio Turnover Rate[4]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the

Real Estate Index Fund
securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,286,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	65,548,535	—	3	65,548,538
Temporary Cash Investments	221,837	—	—	221,837
Total	65,770,372	—	3	65,770,375

Derivative Financial Instruments
Assets
Swap Contracts	—	1,541	—	1,541
Liabilities
Swap Contracts	—	(2,588)	—	(2,588)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,594,318
Total Distributable Earnings (Loss)	(1,594,318)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,277,789
Capital Loss Carryforwards	(5,543,375)
Qualified Late-Year Losses	(6,052)
Other Temporary Differences	107,467
Total	(2,164,171)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	1,880,629	1,917,761
Long-Term Capital Gains	—	—
Return of Capital	611,591	602,224
Total	2,492,220	2,519,985
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	62,492,586
Gross Unrealized Appreciation	11,116,314
Gross Unrealized Depreciation	(7,838,525)
Net Unrealized Appreciation (Depreciation)	3,277,789

Real Estate Index Fund
F.  During the year ended January 31, 2026, the fund purchased $4,498,430,000 of investment securities and sold $4,320,290,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,150,794,000 and $5,553,113,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $84,879,000 and sales were $5,970,000, resulting in net realized loss of $583,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,582	220	7,055	239
Issued in Lieu of Cash Distributions	2,702	91	3,028	104
Redeemed	(25,180)	(843)	(23,430)	(805)
Net Increase (Decrease)—Investor Shares	(15,896)	(532)	(13,347)	(462)
ETF Shares
Issued	5,317,954	58,940	6,074,790	68,377
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,557,137)	(62,000)	(5,857,595)	(66,200)
Net Increase (Decrease)—ETF Shares	(239,183)	(3,060)	217,195	2,177
Admiral Shares
Issued	2,513,223	19,732	2,272,459	18,159
Issued in Lieu of Cash Distributions	689,253	5,454	699,132	5,607
Redeemed	(3,398,272)	(26,679)	(3,918,752)	(31,144)
Net Increase (Decrease)—Admiral Shares	(195,796)	(1,493)	(947,161)	(7,378)
Institutional Shares
Issued	1,564,689	79,308	1,697,501	88,687
Issued in Lieu of Cash Distributions	380,478	19,453	383,313	19,892
Redeemed	(1,712,641)	(87,009)	(2,702,672)	(135,862)
Net Increase (Decrease)—Institutional Shares	232,526	11,752	(621,858)	(27,283)
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	403,298	NA2	NA2	34	5	5,907	—	221,837
Vanguard Real Estate II Index Fund	9,159,864	346,106	—	—	126,299	260,119	—	9,546,283
Total	9,563,162	346,106	—	34	126,304	266,026	—	9,768,120
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Real Estate Index Fund
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (90.4%)
Data Center REITs (9.1%)
	Equinix Inc.	642,302	527,285
	Digital Realty Trust Inc.	2,238,435	371,468
			898,753
Diversified REITs (2.0%)
	WP Carey Inc.	1,437,488	100,265
	Essential Properties Realty Trust Inc.	1,299,903	39,465
	Broadstone Net Lease Inc.	1,240,744	22,966
	Global Net Lease Inc.	1,304,003	12,336
	Alexander & Baldwin Inc.	477,263	9,898
	American Assets Trust Inc.	320,745	5,793
	CTO Realty Growth Inc.	215,921	3,837
	Armada Hoffler Properties Inc.	529,009	3,687
	Gladstone Commercial Corp.	305,771	3,562
			201,809
Health Care REITs (15.5%)
	Welltower Inc.	4,389,616	826,828
	Ventas Inc.	2,982,855	231,678
	Omega Healthcare Investors Inc.	1,936,555	84,976
	Healthpeak Properties Inc.	4,561,858	78,646
	Alexandria Real Estate Equities Inc.	1,022,008	55,843
	CareTrust REIT Inc.	1,466,431	54,757
	American Healthcare REIT Inc.	1,106,038	51,884
	Healthcare Realty Trust Inc. Class A	2,191,204	36,790
	Sabra Health Care REIT Inc.	1,573,184	29,466
	National Health Investors Inc.	311,518	25,582
[1]	Medical Properties Trust Inc.	3,352,071	16,827
	LTC Properties Inc.	302,371	11,028
	Sila Realty Trust Inc.	361,705	8,808
	Diversified Healthcare Trust	1,106,873	6,431
	Universal Health Realty Income Trust	86,210	3,425
	Community Healthcare Trust Inc.	186,765	3,227
	Global Medical REIT Inc.	83,997	2,901
			1,529,097
Hotel & Resort REITs (2.1%)
	Host Hotels & Resorts Inc.	4,513,292	83,631
	Ryman Hospitality Properties Inc.	392,605	37,180
	Apple Hospitality REIT Inc.	1,475,516	17,175
	DiamondRock Hospitality Co.	1,344,951	12,347
	Sunstone Hotel Investors Inc.	1,183,074	10,375
	Park Hotels & Resorts Inc.	913,682	9,986
	Xenia Hotels & Resorts Inc.	628,396	9,269
	Pebblebrook Hotel Trust	778,086	8,886
	RLJ Lodging Trust	891,863	6,626
	Summit Hotel Properties Inc.	713,955	3,156
	Chatham Lodging Trust	307,887	2,189
	Service Properties Trust	1,052,109	2,094
			202,914
Industrial REITs (11.4%)
	Prologis Inc.	6,095,048	795,770
	EastGroup Properties Inc.	350,204	63,611
	Rexford Industrial Realty Inc.	1,553,926	62,981
	First Industrial Realty Trust Inc.	869,058	50,431
	STAG Industrial Inc.	1,224,859	45,945
	Terreno Realty Corp.	677,678	41,704
	Americold Realty Trust Inc.	1,868,071	23,183
	LXP Industrial Trust	388,075	19,229
	Lineage Inc.	450,298	16,080
	Innovative Industrial Properties Inc.	183,899	8,886

Real Estate II Index Fund
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	106,089	2,286
			1,130,106
Multi-Family Residential REITs (7.2%)
	AvalonBay Communities Inc.	934,625	166,055
	Equity Residential	2,381,590	148,421
	Essex Property Trust Inc.	422,755	106,479
	Mid-America Apartment Communities Inc.	626,471	84,135
	UDR Inc.	2,066,469	76,769
	Camden Property Trust	701,471	76,495
	Independence Realty Trust Inc.	1,533,694	25,613
	Veris Residential Inc.	550,816	8,367
	Centerspace	109,718	7,052
	Apartment Investment & Management Co. Class A	887,753	5,220
	NexPoint Residential Trust Inc.	141,962	4,290
			708,896
Office REITs (2.7%)
	BXP Inc.	987,804	63,881
	Vornado Realty Trust	1,070,763	34,136
	Cousins Properties Inc.	1,101,646	27,806
	Kilroy Realty Corp.	737,112	25,416
	COPT Defense Properties	740,902	22,827
	SL Green Realty Corp.	465,806	20,859
	Highwoods Properties Inc.	708,955	18,326
	Douglas Emmett Inc.	1,098,133	11,596
	Piedmont Realty Trust Inc.	815,209	6,864
	JBG SMITH Properties	404,402	6,810
	Easterly Government Properties Inc. Class A	282,242	6,602
	Empire State Realty Trust Inc. Class A	940,488	6,235
	Peakstone Realty Trust	241,471	3,772
	Brandywine Realty Trust	1,150,129	3,255
*	Hudson Pacific Properties Inc.	354,095	3,052
	NET Lease Office Properties	92,266	1,800
			263,237
Other Specialized REITs (6.3%)
	VICI Properties Inc. Class A	6,533,789	183,469
	Iron Mountain Inc.	1,938,544	178,598
	Gaming & Leisure Properties Inc.	1,857,749	83,134
	Lamar Advertising Co. Class A	569,815	73,113
	EPR Properties	499,323	27,083
	Millrose Properties Inc.	809,130	24,112
	Outfront Media Inc.	987,260	24,010
	Four Corners Property Trust Inc.	684,841	16,881
	Safehold Inc.	306,121	4,319
	Farmland Partners Inc.	274,291	3,185
	Gladstone Land Corp.	227,043	2,532
			620,436
Retail REITs (14.0%)
	Simon Property Group Inc.	2,142,783	409,936
	Realty Income Corp.	6,000,925	367,017
	Kimco Realty Corp.	4,445,900	93,720
	Regency Centers Corp.	1,132,255	82,507
	Federal Realty Investment Trust	537,780	54,402
	Brixmor Property Group Inc.	2,008,250	53,801
	Agree Realty Corp.	726,144	52,449
	NNN REIT Inc.	1,238,583	51,612
	Kite Realty Group Trust	1,442,289	33,879
	Macerich Co.	1,657,886	31,384
	Phillips Edison & Co. Inc.	824,122	29,858
	Tanger Inc.	742,456	24,293
	Acadia Realty Trust	859,387	17,196
	Urban Edge Properties	824,562	16,021
	Curbline Properties Corp.	621,028	15,060
	InvenTrust Properties Corp.	509,031	14,960
	Getty Realty Corp.	352,904	10,538
[1]	NETSTREIT Corp.	546,977	10,305
	Whitestone REIT	301,293	4,290
	Alexander's Inc.	15,147	3,710
	CBL & Associates Properties Inc.	101,421	3,631

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Saul Centers Inc.	87,893	2,789
	SITE Centers Corp.	330,318	2,022
			1,385,380
Self-Storage REITs (5.6%)
	Public Storage	1,036,438	286,254
	Extra Space Storage Inc.	1,393,199	192,220
	CubeSmart	1,496,119	56,149
	National Storage Affiliates Trust	478,512	15,222
	Smartstop Self Storage REIT Inc.	203,538	6,399
			556,244
Single-Family Residential REITs (3.6%)
	Sun Communities Inc.	821,516	104,686
	Invitation Homes Inc.	3,822,696	102,181
	Equity LifeStyle Properties Inc.	1,208,656	76,351
	American Homes 4 Rent Class A	2,187,835	68,523
	UMH Properties Inc.	528,504	8,260
			360,001
Telecom Tower REITs (9.2%)
	American Tower Corp.	2,978,214	533,934
	Crown Castle Inc.	2,858,158	248,117
	SBA Communications Corp.	704,763	129,754
			911,805
Timber REITs (1.7%)
	Weyerhaeuser Co.	4,736,047	122,095
	Rayonier Inc.	1,003,652	22,823
	PotlatchDeltic Corp.	481,619	20,098
			165,016
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,508,316)			8,933,694
Real Estate Management & Development (9.1%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	247,007	16,349
*	Tejon Ranch Co.	132,308	2,129
	RMR Group Inc. Class A	104,238	1,579
			20,057
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	214,417	17,509
*	Forestar Group Inc.	132,956	3,460
			20,969
Real Estate Operating Companies (0.2%)
[1]	Landbridge Co. LLC Class A	124,614	7,160
	Kennedy-Wilson Holdings Inc.	722,475	7,117
*	Seritage Growth Properties Class A	243,102	802
			15,079
Real Estate Services (8.5%)
*	CBRE Group Inc. Class A	1,953,153	332,681
*	CoStar Group Inc.	2,780,717	171,014
*	Jones Lang LaSalle Inc.	311,085	111,341
*	Zillow Group Inc. Class C	1,078,952	68,006
*	Compass Inc. Class A	4,182,041	52,359
*	Opendoor Technologies Inc.	5,942,188	30,602
*	Cushman & Wakefield Ltd.	1,518,925	24,971
*	Zillow Group Inc. Class A	332,392	20,688
	Newmark Group Inc. Class A	967,968	17,259
	eXp World Holdings Inc.	617,827	5,585
	Marcus & Millichap Inc.	165,807	4,510
			839,016
Total Real Estate Management & Development (Cost $705,521)			895,121

Real Estate II Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 3.704% (Cost $59,301)	593,040	59,304
Total Investments (100.1%) (Cost $8,273,138)		9,888,119
Other Assets and Liabilities—Net (-0.1%)		(5,848)
Net Assets (100%)		9,882,271
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,777.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,995 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Tower Corp.	8/31/2026	BANA	17,049	(3.640)	139	—
Mid-America Apartment Communities Inc.	8/31/2026	BANA	19,164	(3.640)	118	—
Park Hotels & Resorts Inc.	2/1/2027	GSI	4,596	(3.630)	—	(231)
VICI Properties Inc. Class A	8/31/2026	BANA	13,275	(4.340)	—	(205)
					257	(436)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,213,837)	9,828,815
Affiliated Issuers (Cost $59,301)	59,304
Total Investments in Securities	9,888,119
Investment in Vanguard	228
Cash	460
Cash Collateral Pledged—Over-the-Counter Swap Contracts	260
Receivables for Accrued Income	10,092
Unrealized Appreciation—Over-the-Counter Swap Contracts	257
Total Assets	9,899,416
Liabilities
Payables for Investment Securities Purchased	4,105
Collateral for Securities on Loan	11,995
Payables for Capital Shares Redeemed	262
Payables to Vanguard	347
Unrealized Depreciation—Over-the-Counter Swap Contracts	436
Total Liabilities	17,145
Net Assets	9,882,271
1 Includes $10,777 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	8,438,652
Total Distributable Earnings (Loss)	1,443,619
Net Assets	9,882,271

Net Assets
Applicable to 452,033,504 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,882,271
Net Asset Value Per Share	$21.86
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends	285,015
Interest[1]	861
Securities Lending—Net	406
Total Income	286,282
Expenses
The Vanguard Group—Note C
Investment Advisory Services	153
Management and Administrative	7,228
Marketing and Distribution	143
Custodian Fees	53
Auditing Fees	39
Shareholders’ Reports and Proxy Fees	19
Trustees’ Fees and Expenses	6
Other Expenses	19
Total Expenses	7,660
Net Investment Income	278,622
Realized Net Gain (Loss)
Capital Gain Distributions Received	43,109
Investment Securities Sold[1]	(93,806)
Swap Contracts	(6,189)
Realized Net Gain (Loss)	(56,886)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	180,510
Swap Contracts	(570)
Change in Unrealized Appreciation (Depreciation)	179,940
Net Increase (Decrease) in Net Assets Resulting from Operations	401,676
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $830, $4, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	278,622	255,127
Realized Net Gain (Loss)	(56,886)	(27,643)
Change in Unrealized Appreciation (Depreciation)	179,940	810,997
Net Increase (Decrease) in Net Assets Resulting from Operations	401,676	1,038,481
Distributions
Net Investment Income and/or Realized Capital Gains	(268,452)	(262,200)
Return of Capital	(88,975)	(83,536)
Total Distributions	(357,427)	(345,736)
Capital Share Transactions
Issued	41,919	46,455
Issued in Lieu of Cash Distributions	357,427	345,736
Redeemed	(6,572)	(65,552)
Net Increase (Decrease) from Capital Share Transactions	392,774	326,639
Total Increase (Decrease)	437,023	1,019,384
Net Assets
Beginning of Period	9,445,248	8,425,864
End of Period	9,882,271	9,445,248
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$21.78	$20.16	$21.86	$25.69	$20.50
Investment Operations
Net Investment Income[1]	.630	.599	.620	.558	.484
Net Realized and Unrealized Gain (Loss) on Investments	.261	1.836	(1.476)	(3.493)	5.427
Total from Investment Operations	.891	2.435	(.856)	(2.935)	5.911
Distributions
Dividends from Net Investment Income	(.609)	(.618)	(.625)	(.528)	(.477)
Distributions from Realized Capital Gains	—	—	—	(.238)	(.034)
Return of Capital	(.202)	(.197)	(.219)	(.129)	(.210)
Total Distributions	(.811)	(.815)	(.844)	(.895)	(.721)
Net Asset Value, End of Period	$21.86	$21.78	$20.16	$21.86	$25.69
Total Return	4.22%	12.26%	-3.68%	-11.23%	28.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,882	$9,445	$8,426	$8,690	$9,542
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.80%	3.14%	2.47%	1.95%
Portfolio Turnover Rate	3%	4%	6%	5%[3]	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at January 31, 2026, the Real Estate Index Fund was the record and beneficial owner of 96.6% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $228,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,828,815	—	—	9,828,815
Temporary Cash Investments	59,304	—	—	59,304
Total	9,888,119	—	—	9,888,119

Derivative Financial Instruments
Assets
Swap Contracts	—	257	—	257
Liabilities
Swap Contracts	—	(436)	—	(436)

Real Estate II Index Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,569,502
Capital Loss Carryforwards	(145,048)
Qualified Late-Year Losses	—
Other Temporary Differences	19,165
Total	1,443,619
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	268,452	262,200
Long-Term Capital Gains	—	—
Return of Capital	88,975	83,536
Total	357,427	345,736
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,318,617
Gross Unrealized Appreciation	2,597,478
Gross Unrealized Depreciation	(1,027,976)
Net Unrealized Appreciation (Depreciation)	1,569,502
F.  During the year ended January 31, 2026, the fund purchased $680,845,000 of investment securities and sold $330,408,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $14,135,000 and sales were $1,107,000, resulting in net realized loss of $100,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Year Ended January 31,
	2026 Shares (000)	2025 Shares (000)
Issued	1,947	2,234
Issued in Lieu of Cash Distributions	16,666	16,360
Redeemed	(303)	(2,889)
Net Increase (Decrease) in Shares Outstanding	18,310	15,705

Real Estate II Index Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Vanguard Fixed Income Securities Funds and Shareholders of Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Real Estate Index Fund (one of the funds constituting Vanguard Specialized Funds) and Vanguard Real Estate II Index Fund (one of the funds constituting Vanguard Fixed Income Securities Funds) (hereafter collectively referred to as the "Funds") as of January 31, 2026, the related statements of operations for the year ended January 31, 2026, the statements of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2026 and each of the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
Fund	($000)
Real Estate Index Fund	42,571
Real Estate II Index Fund	6,328
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Real Estate Index Fund	3,231
Real Estate II Index Fund	458
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2025.
Fund	($000)
Real Estate Index Fund	1,764,430
Real Estate II Index Fund	262,124

Q1230 032026

Financial Statements
For the year ended January 31, 2026
Vanguard Global Capital Cycles Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Global Capital Cycles Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.3%)
Australia (1.7%)
	BHP Group Ltd.	732,384	25,225
*	Bellevue Gold Ltd.	19,770,189	23,184
[1]	BHP Group Ltd. ADR	192,272	13,215
			61,624
Brazil (5.2%)
	Banco Bradesco SA ADR	17,751,996	71,895
	Lojas Renner SA	17,873,492	50,706
	Ambev SA	17,170,642	48,451
*	Natura Cosmeticos SA	9,974,616	16,622
			187,674
Canada (14.3%)
	Barrick Mining Corp.	4,643,607	212,631
	Teck Resources Ltd. Class B	1,989,286	106,765
	Nutrien Ltd.	1,082,729	74,589
*	Foran Mining Corp.	11,214,733	54,276
	Lundin Mining Corp.	1,265,912	31,935
*	Abaxx Technologies Inc.	637,763	19,578
	Intact Financial Corp.	48,865	8,897
*	LunR Royalties Corp.	375,341	4,962
			513,633
China (3.4%)
*	Baidu Inc. Class A	3,012,921	57,750
	JD.com Inc. Class A	2,790,095	39,789
	Alibaba Group Holding Ltd.	1,141,973	24,294
			121,833
France (4.4%)
	Societe Generale SA	756,085	66,256
	Engie SA	1,311,251	39,149
	Sanofi SA	325,106	30,665
	APERAM SA	278,928	12,002
	Arkema SA	168,059	10,121
			158,193
Germany (1.1%)
	Brenntag SE	406,442	24,728
*,2	Zalando SE	490,362	14,100
			38,828
Hong Kong (0.8%)
	ASMPT Ltd.	2,240,337	29,877
Indonesia (0.3%)
	Bank Negara Indonesia Persero Tbk. PT	33,178,781	8,905
Japan (0.8%)
	SUMCO Corp.	1,552,140	16,204
	Mitsubishi Estate Co. Ltd.	526,440	13,417
			29,621
Mexico (2.4%)
	Cemex SAB de CV ADR	2,982,835	37,226
	America Movil SAB de CV Class B	30,764,032	31,704
*	Esentia Energy Development SAB de CV	5,636,331	15,968
			84,898
Netherlands (2.1%)
	Heineken NV	884,960	73,053
*	Magnum Ice Cream Co. NV	171,261	3,041
			76,094
1

Global Capital Cycles Fund
		Shares	Market Value• ($000)
South Africa (2.5%)
	Valterra Platinum Ltd.	663,943	59,654
	Valterra Platinum Ltd. (XLON)	320,867	28,938
			88,592
South Korea (6.3%)
	Samsung Electronics Co. Ltd.	1,130,292	124,869
	SK Telecom Co. Ltd.	2,035,897	102,601
			227,470
Switzerland (1.4%)
	Swatch Group AG	141,261	33,329
	Adecco Group AG (Registered)	543,184	15,962
			49,291
Taiwan (2.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	238,211	78,743
United Kingdom (26.6%)
	Anglo American plc	3,235,288	150,013
	Rio Tinto plc ADR	1,044,770	95,105
	Glencore plc	13,558,898	92,436
	GSK plc	3,151,409	81,501
	Prudential plc	4,785,948	78,610
	British American Tobacco plc	947,003	57,212
	Unilever plc	761,160	51,781
	Haleon plc	9,152,077	47,864
	Rio Tinto plc	444,174	40,524
	Derwent London plc	1,314,574	34,819
	Tate & Lyle plc	6,514,650	33,705
	Hammerson plc	6,645,069	32,266
	Serco Group plc	7,755,674	31,844
	Hikma Pharmaceuticals plc	1,280,112	26,852
	Shell plc	549,283	21,114
	Domino's Pizza Group plc	6,473,380	16,153
	Pagegroup plc	4,709,971	13,309
	Hays plc	19,724,846	12,827
	Travis Perkins plc	1,418,842	12,145
	Reckitt Benckiser Group plc	135,850	11,334
	UNITE Group plc	1,439,021	11,192
			952,606
United States (18.8%)
*	Molina Healthcare Inc.	562,974	101,104
	Wells Fargo & Co.	609,194	55,126
	Westlake Corp.	653,750	51,855
*	Intel Corp.	1,061,129	49,311
	Pfizer Inc.	1,516,450	40,095
	Merck & Co. Inc.	354,245	39,062
*	Centene Corp.	884,132	38,301
	Diamondback Energy Inc.	228,264	37,424
	Archer-Daniels-Midland Co.	534,676	35,989
	Viper Energy Inc. Class A	751,964	31,838
	Royal Gold Inc.	115,783	30,487
*	First Solar Inc.	113,862	25,678
	American Electric Power Co. Inc.	191,869	22,981
*	Antero Resources Corp.	536,674	19,519
	Freeport-McMoRan Inc.	294,200	17,720
	Voya Financial Inc.	204,517	15,678
	Expand Energy Corp.	136,809	15,379
*	Nextpower Inc. Class A	117,856	13,800
	Universal Health Services Inc. Class B	60,845	12,246
	CVS Health Corp.	159,892	11,915
*	Fluor Corp.	205,400	9,487
			674,995
Total Common Stocks (Cost $2,381,874)			3,382,877
Preferred Stocks (0.3%)
*	Raizen SA Preference Shares (Cost $28,287)	58,756,300	11,500
2

Global Capital Cycles Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (6.6%)
Money Market Fund (6.6%)
[3,4] Vanguard Market Liquidity Fund, 3.704% (Cost $235,474)	2,354,744	235,474
Total Investments (101.2%) (Cost $2,645,635)		3,629,851
Other Assets and Liabilities—Net (-1.2%)		(43,433)
Net Assets (100%)		3,586,418
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,732.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $14,100, representing 0.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $8,325 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,410,161)	3,394,377
Affiliated Issuers (Cost $235,474)	235,474
Total Investments in Securities	3,629,851
Investment in Vanguard	69
Foreign Currency, at Value (Cost $1,610)	1,599
Receivables for Investment Securities Sold	48
Receivables for Accrued Income	7,324
Receivables for Capital Shares Issued	44,989
Total Assets	3,683,880
Liabilities
Due to Custodian	30,055
Payables for Investment Securities Purchased	52,713
Collateral for Securities on Loan	8,325
Payables for Capital Shares Redeemed	4,762
Payables to Investment Advisor	1,262
Payables to Vanguard	345
Total Liabilities	97,462
Net Assets	3,586,418
1 Includes $7,732 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	4,183,795
Total Distributable Earnings (Loss)	(597,377)
Net Assets	3,586,418

Net Assets
Applicable to 159,943,618 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,586,418
Net Asset Value Per Share	$22.42
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Capital Cycles Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends[1]	51,350
Non-Cash Dividends	8,985
Interest[2]	3,009
Securities Lending—Net	331
Total Income	63,675
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,935
Performance Adjustment	1,043
The Vanguard Group—Note C
Management and Administrative	4,475
Marketing and Distribution	114
Custodian Fees	119
Auditing Fees	29
Shareholders' Reports and Proxy Fees	31
Trustees’ Fees and Expenses	1
Other Expenses	38
Total Expenses	8,785
Expenses Paid Indirectly	(6)
Net Expenses	8,779
Net Investment Income	54,896
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	350,758
Foreign Currencies	637
Realized Net Gain (Loss)	351,395
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	840,287
Foreign Currencies	287
Change in Unrealized Appreciation (Depreciation)	840,574
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246,865
1	Dividends are net of foreign withholding taxes of $3,570.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,939, $3, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $3,079.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,896	31,111
Realized Net Gain (Loss)	351,395	99,106
Change in Unrealized Appreciation (Depreciation)	840,574	60,905
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246,865	191,122
Distributions
Total Distributions	(72,262)	(36,499)
Capital Share Transactions
Issued	1,349,557	155,989
Issued in Lieu of Cash Distributions	61,185	30,828
Redeemed	(430,134)	(237,009)
Net Increase (Decrease) from Capital Share Transactions	980,608	(50,192)
Total Increase (Decrease)	2,155,211	104,431
Net Assets
Beginning of Period	1,431,207	1,326,776
End of Period	3,586,418	1,431,207
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$13.12	$11.74	$12.43	$11.28	$9.57
Investment Operations
Net Investment Income[1]	.447	.284	.377	.392	.356
Net Realized and Unrealized Gain (Loss) on Investments	9.383	1.435	(.672)	1.134	1.715
Total from Investment Operations	9.830	1.719	(.295)	1.526	2.071
Distributions
Dividends from Net Investment Income	(.530)	(.339)	(.395)	(.376)	(.361)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.530)	(.339)	(.395)	(.376)	(.361)
Net Asset Value, End of Period	$22.42	$13.12	$11.74	$12.43	$11.28
Total Return[2]	75.37%	14.76%	-2.52%	13.81%	21.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,586	$1,431	$1,327	$1,520	$1,359
Ratio of Total Expenses to Average Net Assets[3]	0.42%[4]	0.44%	0.44%	0.43%[4]	0.36%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.16%	3.14%	3.45%	3.28%
Portfolio Turnover Rate	50%	32%	67%	63%	57%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.07%, 0.06%, 0.05%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.42% and 0.43%, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
8

Global Capital Cycles Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Custom Global Capital Cycles Index for the preceding five years. For the year ended January 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $1,043,000 (0.05%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $69,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended January 31, 2026, these arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,461,200	—	—	1,461,200
Common Stocks—Other	190,104	1,731,573	—	1,921,677
Preferred Stocks	11,500	—	—	11,500
Temporary Cash Investments	235,474	—	—	235,474
Total	1,898,278	1,731,573	—	3,629,851
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
9

Global Capital Cycles Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	42,902
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	924,441
Capital Loss Carryforwards	(1,564,720)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(597,377)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	72,262	36,499
Long-Term Capital Gains	—	—
Total	72,262	36,499
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,705,628
Gross Unrealized Appreciation	988,381
Gross Unrealized Depreciation	(64,158)
Net Unrealized Appreciation (Depreciation)	924,223
G.  During the year ended January 31, 2026, the fund purchased $1,838,657,000 of investment securities and sold $1,027,249,000 of investment securities, other than temporary cash investments.
H.  Capital shares issued and redeemed were:
	Year Ended January 31,
	2026 Shares (000)	2025 Shares (000)
Issued	72,932	11,840
Issued in Lieu of Cash Distributions	3,027	2,441
Redeemed	(25,089)	(18,185)
Net Increase (Decrease) in Shares Outstanding	50,870	(3,904)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
10

Global Capital Cycles Fund
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Global Capital Cycles Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Capital Cycles Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 10.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $54,324,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
The fund hereby designates for the fiscal year $1,547,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $56,015,000 and foreign taxes paid of $6,161,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q530 032026
13

Financial Statements
For the year ended January 31, 2026
Vanguard Global ESG Select Stock Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Global ESG Select Stock Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
France (7.7%)
	Cie Generale des Etablissements Michelin SCA	1,188,056	44,119
	L'Oreal SA	88,570	40,693
	Schneider Electric SE	109,476	31,387
			116,199
Hong Kong (2.9%)
	AIA Group Ltd.	3,824,116	44,121
Japan (5.9%)
	Recruit Holdings Co. Ltd.	858,469	45,219
	Mitsubishi UFJ Financial Group Inc.	1,618,428	29,310
	Nomura Research Institute Ltd.	502,333	15,281
			89,810
Netherlands (7.8%)
	ASML Holding NV	37,450	53,700
	ING Groep NV	1,164,245	34,335
	DSM-Firmenich AG	390,133	30,763
			118,798
Singapore (2.6%)
	DBS Group Holdings Ltd.	839,884	39,040
Spain (3.3%)
	Industria de Diseno Textil SA	759,775	49,439
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,134,316	62,723
United Kingdom (6.7%)
	Compass Group plc	1,248,937	37,450
	National Grid plc	2,022,047	34,354
	Ferguson Enterprises Inc.	121,277	30,617
			102,421
United States (57.8%)
	Microsoft Corp.	208,078	89,534
	Visa Inc. Class A	168,308	54,167
	Northern Trust Corp.	356,178	53,224
	Merck & Co. Inc.	448,905	49,501
	Texas Instruments Inc.	227,207	48,975
	Accenture plc Class A	167,957	44,280
	M&T Bank Corp.	192,929	42,747
	Deere & Co.	76,486	40,385
	Home Depot Inc.	106,013	39,711
	Procter & Gamble Co.	257,523	39,084
	Weyerhaeuser Co.	1,514,013	39,031
	Automatic Data Processing Inc.	154,477	38,128
	Prologis Inc.	285,795	37,313
*	Edwards Lifesciences Corp.	443,091	36,050
*	Arista Networks Inc.	250,255	35,471
	Marriott International Inc. Class A	111,736	35,230
	Danaher Corp.	134,627	29,469
	Amphenol Corp. Class A	198,262	28,566
*	ServiceNow Inc.	238,504	27,907
*	Cadence Design Systems Inc.	86,733	25,704
	Progressive Corp.	121,507	25,273
	Trane Technologies plc	42,102	17,707
			877,457
Total Common Stocks (Cost $1,087,548)			1,500,008
1

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1] Vanguard Market Liquidity Fund, 3.704% (Cost $14,127)	141,272	14,127
Total Investments (99.7%) (Cost $1,101,675)		1,514,135
Other Assets and Liabilities—Net (0.3%)		3,989
Net Assets (100%)		1,518,124
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,087,548)	1,500,008
Affiliated Issuers (Cost $14,127)	14,127
Total Investments in Securities	1,514,135
Investment in Vanguard	35
Foreign Currency, at Value (Cost $718)	711
Receivables for Accrued Income	2,907
Receivables for Capital Shares Issued	1,910
Total Assets	1,519,698
Liabilities
Payables for Investment Securities Purchased	292
Payables for Capital Shares Redeemed	391
Payables to Investment Advisor	729
Payables to Vanguard	162
Total Liabilities	1,574
Net Assets	1,518,124
At January 31, 2026, net assets consisted of:

Paid-in Capital	1,078,522
Total Distributable Earnings (Loss)	439,602
Net Assets	1,518,124

Investor Shares—Net Assets
Applicable to 6,333,260 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	252,622
Net Asset Value Per Share—Investor Shares	$39.89

Admiral™ Shares—Net Assets
Applicable to 25,371,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,265,502
Net Asset Value Per Share—Admiral Shares	$49.88
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global ESG Select Stock Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends[1]	31,950
Interest[2]	612
Total Income	32,562
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,138
Performance Adjustment	(31)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	788
Management and Administrative—Admiral Shares	2,511
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	66
Custodian Fees	43
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	14
Shareholders’ Reports and Proxy Fees—Admiral Shares	11
Trustees’ Fees and Expenses	1
Other Expenses	24
Total Expenses	6,617
Expenses Paid Indirectly	(1)
Net Expenses	6,616
Net Investment Income	25,946
Realized Net Gain (Loss)
Investment Securities Sold[2]	40,658
Foreign Currencies	(145)
Realized Net Gain (Loss)	40,513
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	102,372
Foreign Currencies	190
Change in Unrealized Appreciation (Depreciation)	102,562
Net Increase (Decrease) in Net Assets Resulting from Operations	169,021
1	Dividends are net of foreign withholding taxes of $1,441.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $594, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,946	23,799
Realized Net Gain (Loss)	40,513	58,700
Change in Unrealized Appreciation (Depreciation)	102,562	110,035
Net Increase (Decrease) in Net Assets Resulting from Operations	169,021	192,534
Distributions
Investor Shares	(11,803)	(6,237)
Admiral Shares	(55,295)	(28,093)
Total Distributions	(67,098)	(34,330)
Capital Share Transactions
Investor Shares	(30,580)	18,194
Admiral Shares	39,087	102,760
Net Increase (Decrease) from Capital Share Transactions	8,507	120,954
Total Increase (Decrease)	110,430	279,158
Net Assets
Beginning of Period	1,407,694	1,128,536
End of Period	1,518,124	1,407,694
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$37.26	$32.76	$29.61	$30.97	$26.32
Investment Operations
Net Investment Income[1]	.647	.639	.598	.524	.487
Net Realized and Unrealized Gain (Loss) on Investments	3.734	4.765	3.111	(1.298)	5.004
Total from Investment Operations	4.381	5.404	3.709	(.774)	5.491
Distributions
Dividends from Net Investment Income	(.584)	(.605)	(.559)	(.467)	(.386)
Distributions from Realized Capital Gains	(1.167)	(.299)	—	(.119)	(.455)
Total Distributions	(1.751)	(.904)	(.559)	(.586)	(.841)
Net Asset Value, End of Period	$39.89	$37.26	$32.76	$29.61	$30.97
Total Return[2]	12.25%	16.60%	12.59%	-2.39%	20.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$253	$267	$218	$178	$169
Ratio of Total Expenses to Average Net Assets[3]	0.54%[4]	0.58%	0.58%	0.57%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.77%	1.97%	1.88%	1.61%
Portfolio Turnover Rate	47%	33%	25%	38%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.03%, 0.03%, 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.54%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$46.59	$40.96	$37.03	$38.73	$32.91
Investment Operations
Net Investment Income[1]	.854	.838	.787	.684	.649
Net Realized and Unrealized Gain (Loss) on Investments	4.676	5.967	3.880	(1.609)	6.258
Total from Investment Operations	5.530	6.805	4.667	(.925)	6.907
Distributions
Dividends from Net Investment Income	(.780)	(.801)	(.737)	(.626)	(.517)
Distributions from Realized Capital Gains	(1.460)	(.374)	—	(.149)	(.570)
Total Distributions	(2.240)	(1.175)	(.737)	(.775)	(1.087)
Net Asset Value, End of Period	$49.88	$46.59	$40.96	$37.03	$38.73
Total Return[2]	12.37%	16.72%	12.67%	-2.27%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,266	$1,141	$911	$691	$606
Ratio of Total Expenses to Average Net Assets[3]	0.44%[4]	0.48%	0.48%	0.47%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.86%	2.07%	1.97%	1.71%
Portfolio Turnover Rate	47%	33%	25%	38%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.03%, 0.03%, 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.44%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
8

Global ESG Select Stock Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the FTSE All-World Index for the preceding five years. For the year ended January 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $31,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended January 31, 2026, these arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	877,457	—	—	877,457
Common Stocks—Other	30,617	591,934	—	622,551
Temporary Cash Investments	14,127	—	—	14,127
Total	922,201	591,934	—	1,514,135
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	4,680
Total Distributable Earnings (Loss)	(4,680)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
9

Global ESG Select Stock Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,267
Undistributed Long-Term Gains	26,238
Net Unrealized Gains (Losses)	411,039
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	58
Total	439,602
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	30,515	31,174
Long-Term Capital Gains	36,583	3,156
Total	67,098	34,330
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,103,265
Gross Unrealized Appreciation	457,734
Gross Unrealized Depreciation	(46,864)
Net Unrealized Appreciation (Depreciation)	410,870
G.  During the year ended January 31, 2026, the fund purchased $665,050,000 of investment securities and sold $692,015,000 of investment securities, other than temporary cash investments.
H.  Capital share transactions for each class of shares were:
	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	57,450	1,534	79,800	2,219
Issued in Lieu of Cash Distributions	10,471	288	5,508	153
Redeemed	(98,501)	(2,644)	(67,114)	(1,871)
Net Increase (Decrease)—Investor Shares	(30,580)	(822)	18,194	501
Admiral Shares
Issued	283,390	6,034	288,803	6,431
Issued in Lieu of Cash Distributions	47,012	1,027	23,678	526
Redeemed	(291,315)	(6,182)	(209,721)	(4,696)
Net Increase (Decrease)—Admiral Shares	39,087	879	102,760	2,261
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
10

Global ESG Select Stock Fund
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Global ESG Select Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ESG Select Stock Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 36.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $25,759,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
The fund hereby designates for the fiscal year $257,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $39,445,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q5470 032026
13

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Global ESG Select Stock Fund

A majority of independent trustees of the board of Vanguard Global ESG Select Stock Fund have renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in global mid- and large-capitalization companies with high financial productivity and leading environmental, social, and governance (ESG) practices. Wellington Management conducts proprietary investment and ESG research to construct a highly selective stock portfolio, representing 40 to 50 stocks that will be owned for an extended time period. Additionally, the advisor engages with company management and votes proxies.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance of a relevant benchmark. The trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - Real Estate Index Fund and Real Estate II Index Fund

A majority of independent trustees of the board of Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the funds through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 24, 2026

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: March 24, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023); and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.